Calvert
Global Water Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 2.4%
Reece, Ltd.	421,006	$ 4,784,066
Reliance Worldwide Corp., Ltd.(1)	2,179,854	6,825,509
		$ 11,609,575
Brazil — 3.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	634,795	$ 5,452,889
Cia de Saneamento de Minas Gerais	1,504,392	4,769,845
Cia de Saneamento do Parana, PFC Shares	5,105,382	5,032,573
		$ 15,255,307
Canada — 1.5%
Gildan Activewear, Inc.	85,483	$2,390,086
Nutrien, Ltd.(1)	45,167	2,173,012
Stantec, Inc.	77,132	2,501,382
		$7,064,480
Chile — 1.9%
Aguas Andinas S.A., Class A	15,283,832	$4,921,772
Inversiones Aguas Metropolitanas S.A.	5,206,012	4,319,351
		$9,241,123
China — 4.4%
Beijing Enterprises Water Group, Ltd.	12,827,452	$5,160,624
China Everbright Environment Group, Ltd.	4,199,666	2,372,287
China Lesso Group Holdings, Ltd.	1,976,578	3,096,984
China Water Affairs Group, Ltd.(1)	5,390,421	4,216,676
Guangdong Investment, Ltd.	3,453,427	6,225,449
		$21,072,020
Denmark — 0.5%
Novozymes A/S, Class B	40,616	$2,313,485
		$2,313,485
Finland — 2.0%
Kemira Oyj	436,931	$6,925,416
Valmet Oyj	91,820	2,639,868
		$9,565,284
France — 4.2%
Accor S.A.(2)	71,267	$2,585,623
Eurofins Scientific SE(2)	29,081	2,452,866
L'Oreal S.A.	6,141	2,343,111
Suez S.A.	299,614	5,938,129
Veolia Environnement S.A.	271,878	6,703,785
		$20,023,514
Security	Shares	Value
Germany — 1.0%
GEA Group AG	67,834	$ 2,426,232
Henkel AG & Co. KGaA, PFC Shares	21,145	2,384,193
		$ 4,810,425
Italy — 1.6%
ACEA SpA	157,755	$ 3,314,588
Interpump Group SpA	89,851	4,447,906
		$ 7,762,494
Japan — 9.9%
Ebara Corp.	123,856	$4,053,574
Hitachi Zosen Corp.	816,927	4,518,618
Hulic Reit, Inc.	1,727	2,578,497
Kitz Corp.	550,300	3,348,595
Kurita Water Industries, Ltd.	195,242	7,463,064
Lixil Corp.(1)	321,500	6,972,263
METAWATER Co., Ltd.	136,134	3,065,507
Nihon Trim Co., Ltd.	112,200	4,534,138
Sekisui Chemical Co., Ltd.	140,900	2,671,650
TOTO, Ltd.	77,700	4,676,641
Tsukishima Kikai Co., Ltd.	256,200	3,461,530
		$47,344,077
Netherlands — 1.4%
Aalberts NV	94,965	$4,225,458
Arcadis NV(2)	72,919	2,408,670
		$6,634,128
Singapore — 0.5%
City Developments, Ltd.	407,600	$2,457,074
Hyflux, Ltd.(1)(2)(3)	17,622,294	0
		$2,457,074
South Korea — 1.1%
Coway Co., Ltd.(2)	37,145	$2,489,271
LG Chem, Ltd.	3,268	2,485,041
		$4,974,312
Spain — 1.1%
Acciona S.A.(1)	18,352	$2,626,023
Iberdrola S.A.	167,488	2,406,851
		$5,032,874
Switzerland — 4.4%
Geberit AG	8,086	$5,061,598
Georg Fischer AG	3,575	4,613,965
Roche Holding AG PC	7,052	2,456,201
SGS S.A.	825	2,486,856

Calvert
Global Water Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	9,533	$ 2,598,631
Sulzer AG	34,830	3,683,498
		$ 20,900,749
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	140,294	$ 2,654,006
		$ 2,654,006
Thailand — 1.6%
TTW PCL, Foregin Shares	10,003,100	$ 4,141,658
WHA Utilities and Power PCL, Foreign Shares	25,301,200	3,543,042
		$7,684,700
United Kingdom — 8.7%
CNH Industrial NV(1)(2)	205,887	$2,643,589
Croda International PLC	27,989	2,517,049
Ferguson PLC	42,324	5,142,384
Halma PLC	78,744	2,637,157
Mondi PLC	101,781	2,384,917
Pennon Group PLC	450,602	5,832,128
Polypipe Group PLC(2)	515,743	4,211,130
Rotork PLC	992,530	4,317,350
Severn Trent PLC	184,610	5,763,164
United Utilities Group PLC	488,714	5,977,445
		$41,426,313
United States — 47.5%
Advanced Drainage Systems, Inc.	54,795	$4,579,766
Aegion Corp.(2)	177,973	3,379,707
American States Water Co.	70,968	5,642,666
American Water Works Co., Inc.	44,250	6,791,048
Badger Meter, Inc.	83,060	7,812,624
Ball Corp.	24,918	2,321,859
Brookfield Renewable Corp., Class A	46,972	2,737,058
California Water Service Group	103,618	5,598,481
Cantel Medical Corp.	38,497	3,035,873
Chemed Corp.	8,913	4,747,153
CMS Energy Corp.	37,855	2,309,534
Cousins Properties, Inc.	71,622	2,399,337
Danaher Corp.	9,903	2,199,852
Ecolab, Inc.	42,349	9,162,630
Energy Recovery, Inc.(2)	475,918	6,491,522
Entegris, Inc.	24,172	2,322,929
Essential Utilities, Inc.	139,404	6,592,415
Evoqua Water Technologies Corp.(2)	253,588	6,841,804
Flowserve Corp.	115,321	4,249,579
Forterra, Inc.(2)	145,727	2,505,776
Security	Shares	Value
United States (continued)
Fortune Brands Home & Security, Inc.	54,856	$ 4,702,256
Franklin Electric Co., Inc.	54,320	3,759,487
Gorman-Rupp Co. (The)	95,116	3,086,514
Hawkins, Inc.	106,399	5,565,732
Hyatt Hotels Corp., Class A	33,282	2,471,189
IDEX Corp.	43,146	8,594,683
IDEXX Laboratories, Inc.(2)	5,227	2,612,820
Intel Corp.	48,182	2,400,427
Itron, Inc.(2)	31,255	2,997,355
Levi Strauss & Co., Class A	122,317	2,456,125
Lindsay Corp.	28,676	3,683,719
Masco Corp.	85,778	4,711,786
Middlesex Water Co.	70,129	5,082,249
Minerals Technologies, Inc.	38,398	2,385,284
Mondelez International, Inc., Class A	40,550	2,370,959
Mueller Industries, Inc.	113,392	3,981,193
Mueller Water Products, Inc., Class A	295,145	3,653,895
NIKE, Inc., Class B	18,242	2,580,696
Nucor Corp.	44,164	2,349,083
Parker-Hannifin Corp.	9,228	2,513,799
Pentair PLC	152,042	8,071,910
Procter & Gamble Co. (The)	16,775	2,334,074
Rexnord Corp.	197,441	7,796,945
Roper Technologies, Inc.	5,533	2,385,221
Sherwin-Williams Co. (The)	3,277	2,408,300
SJW Group	75,465	5,234,252
Tetra Tech, Inc.	62,648	7,253,385
Trimble, Inc.(2)	38,942	2,600,157
Valmont Industries, Inc.	24,647	4,311,500
Watts Water Technologies, Inc., Class A	58,719	7,146,102
Xylem, Inc.	89,322	9,092,086
York Water Co. (The)	93,734	4,368,004
		$226,682,800
Total Common Stocks (identified cost $344,411,608)		$474,508,740

Calvert
Global Water Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 607,307
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	284	271,828
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	366	303,520
Total High Social Impact Investments (identified cost $1,280,000)		$ 1,182,655

Short-Term Investments — 0.5%

Other — 0.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(7)	308,341	$ 308,372
Total Other (identified cost $308,372)		$ 308,372

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(8)	1,872,142	$ 1,872,142
Total Securities Lending Collateral (identified cost $1,872,142)		$ 1,872,142
Total Short-Term Investments (identified cost $2,180,514)		$ 2,180,514

Total Investments — 100.2% (identified cost $347,872,122)	$477,871,909
Other Assets, Less Liabilities — (0.2)%	$ (910,970)
Net Assets — 100.0%	$476,960,939

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $6,771,463 and the total market value of the collateral received by the Fund was $7,415,271, comprised of cash of $1,872,142 and U.S. government and/or agencies securities of $5,543,129.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $1,182,655, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	46.2%
Utilities	27.4
Materials	10.1
Information Technology	4.9
Consumer Discretionary	3.7
Health Care	3.7
Consumer Staples	2.0
Real Estate	1.5
High Social Impact Investments	0.2
Total	99.7%

Calvert
Global Water Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	284,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	366,000

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $915,679, which represents 0.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$1,317,403	$ —	$(1,324,116)	$ —	$ 6,713	$ —	$4,138	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	630,000	—	—	(22,693)	607,307	420	630,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,005,664	6,965,250	(7,662,542)	(101)	101	308,372	187	308,341
Totals				$(101)	$(15,879)	$915,679	$4,745

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$—	$11,609,575	$—	$11,609,575
Brazil	5,452,889	9,802,418	—	15,255,307
Canada	7,064,480	—	—	7,064,480
Chile	—	9,241,123	—	9,241,123
China	—	21,072,020	—	21,072,020
Denmark	—	2,313,485	—	2,313,485
Finland	—	9,565,284	—	9,565,284

Calvert
Global Water Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
France	$—	$20,023,514	$—	$20,023,514
Germany	—	4,810,425	—	4,810,425
Italy	—	7,762,494	—	7,762,494
Japan	—	47,344,077	—	47,344,077
Netherlands	—	6,634,128	—	6,634,128
Singapore	—	2,457,074	0	2,457,074
South Korea	—	4,974,312	—	4,974,312
Spain	—	5,032,874	—	5,032,874
Switzerland	—	20,900,749	—	20,900,749
Taiwan	—	2,654,006	—	2,654,006
Thailand	—	7,684,700	—	7,684,700
United Kingdom	2,643,589	38,782,724	—	41,426,313
United States	226,682,800	—	—	226,682,800
Total Common Stocks	$241,843,758	232,664,982(2)	$0	$474,508,740
High Social Impact Investments	$—	$1,182,655	$—	$1,182,655
Short-Term Investments:
Other	—	308,372	—	308,372
Securities Lending Collateral	1,872,142	—	—	1,872,142
Total Investments	$243,715,900	$234,156,009	$0	$477,871,909

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.